UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30 2007.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital (North America) LP

   Address:   2 International Place 24th Floor
              Boston MA  02110

   Form 13F File Number:   28-12510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Managing Director
   Phone:   617-892-7700

Signature Place and Date of Signing:



   /s/ Gerard Griffin            Boston, MA            August 13, 2007

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital (North America) LP
28-12510
Report for Period Ended:  06/30/2007

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           41
   Form 13F Information Table Value Total:     $786,382 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
NOBLE CORP                     SHS              G65422100    20641   211656 SH       SOLE                 211656
ALCOA INC                      COM              013817101     1850   500000 SH  CALL SOLE
ALLIANCE DATA SYSTEMS CORP     COM              018581108    24907   322300 SH       SOLE                 322300
ALTRIA GROUP INC               COM              02209S103    56130   800258 SH       SOLE                 800258
ALTRIA GROUP INC               COM              02209S103     1611  2301000 SH  CALL SOLE
ANNTAYLOR STORES CORP          COM              036115103    14058   396882 SH       SOLE                 396882
BLACKROCK INC                  COM              09247X101    18728   119600 SH       SOLE                 119600
C D W CORP                     COM              12512N105    12812   150777 SH       SOLE                 150777
CVS CAREMARK CORPORATION       COM              126650100    24891   682888 SH       SOLE                 682888
CVS CAREMARK CORPORATION       COM              126650100     5258  1350000 SH  CALL SOLE
CACHE INC                      COM NEW          127150308     9797   738283 SH       SOLE                 738283
CARDINAL HEALTH INC            COM              14149Y108     2939    41600 SH       OTHER                 41600
CHENIERE ENERGY INC            COM NEW          16411R208    25638   660944 SH       SOLE                 660944
CHENIERE ENERGY INC            COM NEW          16411R208     5120  1300000 SH  CALL SOLE
CHRISTOPHER & BANKS CORP       COM              171046105    20366  1187500 SH       SOLE                1187500
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4546   120209 SH       SOLE                 120209
COVENTRY HEALTH CARE INC       COM              222862104     2686    46600 SH       OTHER                 46600
DAVITA INC                     COM              23918K108    11439   212300 SH       SOLE                 212300
E TRADE FINANCIAL CORP         COM              269246104     6627   300000 SH       SOLE                 300000
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     2738    80000 SH       OTHER                 80000
FIRST DATA CORP                COM              319963104    96033  2939500 SH       SOLE                2939500
HEALTHSPRING INC               COM              42224N101    15164   795619 SH       SOLE                 795619
HELIX ENERGY SOLUTIONS GRP INC COM              42330P107     3991   100000 SH       SOLE                 100000
LIMITED BRANDS INC             COM              532716107    23525   857000 SH       SOLE                 857000
MONOGRAM BIOSCIENCES INC       COM              60975U108     5526  3269672 SH       OTHER               3269672
NEWALLIANCE BANCSHARES INC     COM              650203102     9200   625000 SH       SOLE                 625000
OFFICEMAX INC DEL              COM              67622P101     2280   600000 SH  CALL SOLE
PEPSICO INC                    COM              713448108    30944   477169 SH       SOLE                 477169
SLM CORP                       COM              78442P106     1175    20400 SH       SOLE                  20400
SLM CORP                       COM              78442P106      855  1310000 SH  PUT  SOLE                1310000
STAPLES INC                    COM              855030102    23730  1000000 SH       SOLE                1000000
STATE STREET CORP              COM              857477103    59641   871946 SH       SOLE                 871946
STATE STREET CORP              COM              857477103     8528  1936000 SH  CALL SOLE
STERLING BANCSHARES INC        COM              858907108     9043   799600 SH       SOLE                 799600
TEMPLE INLAND INC              COM              879868107    71676  1164900 SH       SOLE                1164900
THRESHOLD PHARMACEUTICALS INC  COM              885807107     1049   852811 SH       OTHER                852811
UNITEDHEALTH GROUP INC         COM              91324P102    79974  1563830 SH       SOLE                1563830
UNITEDHEALTH GROUP INC         COM              91324P102      645  2150000 SH  CALL SOLE
URBAN OUTFITTERS INC           COM              917047102    34024  1415882 SH       SOLE                1415882
URBAN OUTFITTERS INC           COM              917047102      390   300000 SH  PUT  SOLE                 300000
WELLPOINT INC                  COM              94973V107    36207   453550 SH       OTHER                453550